Leases (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2021:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2020	83	461	2	5	551
Additions*	1	168	1	19	189
Deletions	—	(20)	—	—	(20)
Depreciation	(1)	(80)	(1)	(4)	(86)
Translation difference	3	16	1	2	22
Balance as of March 31, 2021	86	545	3	22	656

*	Net of lease incentives of $12 million related to lease of buildings

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2019	—	419	1	—	420
Reclassified on account of adoption of IFRS 16	92	—	—	—	92
Additions*	—	148	—	7	155
Additions through business combination (Refer to Note 2.10)	—	26	2	—	28
Deletions	—	(18)	—	—	(18)
Depreciation	(1)	(75)	(1)	(1)	(78)
Translation difference	(8)	(39)	—	(1)	(48)
Balance as of March 31, 2020	83	461	2	5	551

*	Net of lease incentives of $16 million related to lease of buildings

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Current lease liabilities	101	82
Non-current lease liabilities	627	530
Total	728	612

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2021	2020
Balance at the beginning	612	520
Additions	204	172
Additions through business combination (Refer to Note 2.10)	—	32
Finance cost accrued during the period	24	24
Deletions	(23)	(20)
Payment of lease liabilities	(111)	(90)
Translation difference	22	(26)
Balance at the end	728	612

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Less than one year	119	105
One to five years	412	344
More than five years	306	274
Total	837	723

Schedule of Movement in Net Investment in Sublease ROU Asset

The following is the movement in the net-investment in sublease of ROU asset:

(Dollars in millions)
	Year ended March 31,
	2021	2020
Balance at the beginning	58	62
Interest income accrued during the period	2	2
Lease receipts	(7)	(6)
Balance at the end	53	58

Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset

The table below provides details regarding the contractual maturities of net investment in sublease of ROU asset on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Less than one year	7	7
One to five years	30	29
More than five years	25	32
Total	62	68